Stockholders' Equity and Stock Incentive Plans	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stockholders' Equity and Stock Incentive Plans
STOCKHOLDERS' EQUITY AND STOCK INCENTIVE PLANS
Share Repurchase Program
We have in the past, and may in the future, acquire our equity securities through open market purchases, privately negotiated transactions, tender offers, exchange offers, redemptions or otherwise, upon such terms and at such prices as we may determine from time to time. In July 2008, our Board of Directors authorized an amendment to an existing share repurchase program to increase the amount of common stock that can be repurchased to $100 million. We are not obligated to repurchase any shares under this program. On May 2, 2017 the Company announced that its Board of Directors had reaffirmed the Company's existing share repurchase program, and 1.2 million shares were repurchased during the year ended December 31, 2017. As of December 31, 2017, $60.1 million remained available under this authorization. There were no share repurchases during the years ended December 31, 2016 or 2015.

The following table provides information regarding share repurchases during the referenced periods.(1)

(In thousands, except per share data)	For the Year Ended December 31, 2017
Shares repurchased (2)	1,198
Total cost, including brokerage fees	$31,927
Average repurchase price per share (3)	$26.64
(1) Shares repurchased reflect repurchases settled during the twelve months ended December 31, 2017. These amounts exclude repurchases traded but not yet settled on or before December 31, 2017.
(2) All shares repurchased have been retired and constitute authorized but unissued shares.
(3) Figures in the table may not recalculate exactly due to rounding. Average repurchase price per share is calculated based on unrounded numbers.

Subject to applicable corporate securities laws, repurchases under our stock repurchase program may be made at such times and in such amounts as we deem appropriate. Repurchases can be discontinued at any time that we feel additional purchases are not warranted. We intend to fund the repurchases under the stock repurchase program with existing cash resources and availability under our Credit Facility. We are subject to certain limitations regarding the repurchase of common stock, such as restricted payment limitations related to our outstanding notes and our Credit Facility.

Dividends
Dividends are declared at the discretion of our Board of Directors. We are subject to certain limitations regarding the payment of dividends, such as restricted payment limitations contained in our Credit Facility and the indentures for our outstanding notes.

On May 2, 2017, the Company announced that its Board of Directors had authorized the reinstatement of the Company’s cash dividend program. The dividends declared by the Board under this program are:

Declaration date	Record date	Payment date	Amount per share
May 2, 2017	June 15, 2017	July 15, 2017	$0.05
September 6, 2017	September 18, 2017	October 15, 2017	0.05
December 7, 2017	December 28, 2017	January 15, 2018	0.05

No dividends were declared during the years ended December 31, 2016 or 2015.

Stock Incentive Plan
In May 2012, the Company's stockholders approved the 2012 Stock Incentive Plan (the "2012 Plan"), which amended and restated the Company's 2002 Stock Incentive Plan (the "2002 Plan") to (a) provide for a term ending ten years from the date of stockholder approval at the Annual Meeting, (b) increase the maximum number of shares of the Company's common stock authorized for issuance over the term of the 2012 Plan by 4 million shares from 17 million to 21 million shares, (c) permit the future grant of certain equity-based awards, including awards designed to constitute performance-based compensation under Section 162(m) of the Internal Revenue Code, and (d) make certain other changes. Under our 2012 Plan, approximately 4.4 million shares remain available for grant at December 31, 2017. The number of authorized but unissued shares of common stock under this 2012 Plan as of December 31, 2017 was approximately 9.7 million shares.

Grants made under the 2012 Plan include provisions that entitle the grantee to automatic vesting acceleration in the event of a grantee’s separation from service (including as a result of retirement, death or disability), other than for cause (as defined), after reaching the defined age and years of service thresholds. These provisions result in the accelerated recognition of the stock compensation expense for those grants issued to employees who have met the stipulated thresholds.

Stock Options
Options granted under the 2012 Plan generally become exercisable ratably over a three-year period from the date of grant. Options that have been granted under the 2012 Plan had an exercise price equal to the market price of our common stock on the date of grant and will expire no later than ten years after the date of grant.

Summarized stock option plan activity is as follows:

	Options	Weighted Average Option Price	Weighted Average Remaining Term	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding at January 1, 2015	7,169,668	$25.73
Granted	200,673	19.98
Canceled	(1,463,497)	39.82
Exercised	(1,301,789)	7.53
Outstanding at December 31, 2015	4,605,055	26.14
Granted	216,509	17.50
Canceled	(1,260,750)	38.63
Exercised	(452,898)	6.49
Outstanding at December 31, 2016	3,107,916	23.36
Granted	—	—
Canceled	(1,323,500)	39.30
Exercised	(241,964)	8.61
Outstanding at December 31, 2017	1,542,452	$11.99	5.3	$35,565

Exercisable at December 31, 2016	2,696,315	$24.27	3.1	$14,587

Exercisable at December 31, 2017	1,335,717	$11.00	4.8	$32,128

Share-based compensation costs related to stock option awards are calculated based on the fair value of each option grant on the date of the grant using the Black-Scholes option pricing model.

The following table summarizes the information about stock options outstanding and exercisable at December 31, 2017:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise Price	Number Exercisable	Weighted-Average Exercise Price
$5.22	25,510	4.9	$5.22	25,510	$5.22
6.60	28,000	0.8	6.60	28,000	6.60
6.70	196,869	3.9	6.70	196,869	6.70
7.55	65,000	1.8	7.55	65,000	7.55
8.34	294,163	2.8	8.34	294,163	8.34
9.86	260,882	5.9	9.86	260,882	9.86
11.57	229,846	6.2	11.57	229,846	11.57
17.75	216,509	8.9	17.75	72,174	17.75
19.98	200,673	7.4	19.98	138,273	19.98
33.31	25,000	0.0	33.31	25,000	33.31
$5.22-$33.31	1,542,452	5.3	$11.99	1,335,717	$11.00

The total intrinsic value of in-the-money options exercised during the years ended December 31, 2017, 2016 and 2015 was $3.9 million, $5.9 million, and $11.1 million, respectively. The total fair value of options vested during the years ended December 31, 2017, 2016 and 2015 was approximately $1.6 million, $2.0 million, and $1.9 million, respectively. As of December 31, 2017, there was approximately $0.2 million of total unrecognized share-based compensation costs related to unvested stock options, which is expected to be recognized over approximately 1.4 years, the weighted-average remaining requisite service period.

Restricted Stock Units
Our 2012 Plan provides for the grant of Restricted Stock Units ("RSUs"). An RSU is an award that may be earned in whole, or in part, upon the passage of time, and that may be settled for cash, shares, other securities or a combination thereof. The RSUs do not contain voting rights and are not entitled to dividends. The RSUs are subject to the terms and conditions contained in the applicable award agreement and the 2012 Plan. Share-based compensation costs related to RSU awards are calculated based on the market price on the date of the grant.

We annually award RSUs to certain members of our Board of Directors. Each RSU is to be paid in shares of common stock upon the member’s cessation of service to the Company. These RSUs were issued for past service; therefore, they are expensed on the date of issuance.

We also grant RSUs to members of management of the Company, which represents a contingent right to receive one share of our common stock upon vesting. An RSU generally vests on the third anniversary of its issuance and the share-based compensation expense is amortized to expense over the requisite service period.

Summarized RSU activity is as follows:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2015	2,534,496
Granted	541,016	$19.05
Canceled	(40,800)
Awarded	(713,886)
Outstanding at December 31, 2015	2,320,826
Granted	542,220	$18.06
Canceled	(30,400)
Awarded	(871,528)
Outstanding at December 31, 2016	1,961,118
Granted	442,879	$27.40
Canceled	(38,964)
Awarded	(727,821)
Outstanding at December 31, 2017	1,637,212

As of December 31, 2017, there was approximately $12.1 million of total unrecognized share-based compensation costs related to unvested RSUs, which is expected to be recognized over approximately 2.5 years.

Performance Stock Units
Our 2012 Plan provides for the grant of Performance Stock Units ("PSUs"). A PSU is an award which may be earned in whole, or in part, upon the passage of time, and the attainment of performance criteria, and which may be settled for cash, shares, other securities or a combination thereof. The PSUs do not contain voting rights and are not entitled to dividends. The PSUs are subject to the terms and conditions contained in the applicable award agreement and our 2012 Plan. We annually award PSUs to certain members of management.

Each PSU represents a contingent right to receive a share of Boyd Gaming Corporation common stock; however, the actual number of common shares awarded is dependent upon the occurrence of: (i) a requisite service period; and (ii) an evaluation of specific performance conditions. The performance conditions are based on Company metrics for net revenue growth, EBITDA growth and customer service scores, all of which are determined on a comprehensive annual three-year growth rate. Based upon actual and combined achievement, the number of shares awarded could range from zero, if no conditions are met, a 50% payout if only threshold performance is achieved, a payout of 100% for target performance, or a payout of up to 200% of the original award for achievement of maximum performance. Each condition weighs equally and separately in determining the payout, and based upon management's estimates at the service inception date, the Company is expected to meet the target for each performance condition. Therefore, the related compensation cost of these PSUs assumes all units granted will be awarded. Share-based compensation costs related to PSU awards are calculated based on the market price on the date of the grant.

These PSUs will vest three years from the service inception date, during which time achievement of the related performance conditions is periodically evaluated, and the number of shares expected to be awarded, and resulting compensation expense, is adjusted accordingly.

Performance Shares Vesting
The PSU grants awarded in fourth quarter 2013 and 2012 vested during first quarter 2017 and 2016, respectively. Common shares were issued based on the determination by the Compensation Committee of the Board of Directors of our actual achievement of net revenue growth, EBITDA growth and customer service scores for the three-year performance period of each grant. As provided under the provisions of our stock incentive plan, certain of the participants elected to surrender a portion of the shares to be received to pay the withholding and other payroll taxes payable on the compensation resulting from the vesting of the PSUs.
The PSU grant awarded in November 2013 resulted in a total of 268,429 shares being issued during first quarter 2017, representing approximately 0.80 shares per PSU. Of the 268,429 shares issued, a total of 94,776 were surrendered by the participants for payroll taxes, resulting in a net issuance of 173,653 shares due to the vesting of the 2013 grant. The actual achievement level under the award metrics equaled the estimated performance as of year-end 2016; therefore, the vesting of the PSUs did not impact compensation costs in our 2017 consolidated statement of operations.

The PSU grant awarded in December 2012 resulted in a total of 213,365 shares being issued during first quarter 2016, representing approximately 0.59 shares per PSU. Of the 213,365 shares issued, a total of 54,338 were surrendered by the participants for payroll taxes, resulting in a net issuance of 159,027 shares due to the vesting of the 2012 grant. The actual achievement level under the award metrics equaled the estimated performance as of year-end 2015; therefore, the vesting of the PSUs did not impact compensation costs in our 2016 consolidated statement of operations.

Summarized PSU activity is as follows:

	Performance Stock Units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2015	1,411,640
Granted	240,156	$16.75
Performance Adjustment	264,306
Canceled	(2,677)
Awarded	(663,945)
Outstanding at December 31, 2015	1,249,480
Granted	241,235	$17.75
Performance Adjustment	(148,272)
Canceled	—
Awarded	(213,365)
Outstanding at December 31, 2016	1,129,078
Granted	275,305	$28.94
Performance Adjustment	(73,407)
Canceled	—
Awarded	(268,429)
Outstanding at December 31, 2017	1,062,547

As of December 31, 2017, there was approximately $6.9 million of total unrecognized share-based compensation costs related to unvested PSUs, which is expected to be recognized over approximately 2.7 years. Based on the current estimates of performance compared to the targets set for the respective PSU grants, the Company estimates that approximately 1.4 million shares will be issued to settle the PSUs outstanding at December 31, 2017.

Career Shares
Our Career Shares Program is a stock incentive award program for certain executive officers to provide for additional capital accumulation opportunities for retirement. The program incentivizes and rewards executives for their period of service. Our Career Shares Program was adopted in December 2006, and modified in October 2010, as part of the overall update of our compensation programs. The Career Shares Program rewards eligible executives with annual grants of Boyd Gaming Corporation stock units, to be paid out at retirement. The payout at retirement is dependent upon the executive's age at such retirement and the number of years of service with the Company. Executives must be at least 55 years old and have at least 10 years of service to receive any payout at retirement. Career Shares do not contain voting rights and are not entitled to dividends. Career Shares are subject to the terms and conditions contained in the applicable award agreement and our 2012 Plan. The Career Share awards are tranched by specific term, in the following periods: 10 years, 15 years and 20 years of service. These grants vest over the remaining period of service required to fulfill the requisite years in each of these tranches, and compensation expense is recorded in accordance with the specific vesting provisions. Share-based compensation costs related to Career Shares awards are calculated based on the market price on the date of the grant.

Summarized Career Shares activity is as follows:

	Career Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2015	896,585
Granted	103,018	$12.51
Canceled	—
Awarded	(31,028)
Outstanding at December 31, 2015	968,575
Granted	73,064	$19.01
Canceled	—
Awarded	—
Outstanding at December 31, 2016	1,041,639
Granted	66,000	$20.41
Canceled	(11,236)
Awarded	(82,944)
Outstanding at December 31, 2017	1,013,459

As of December 31, 2017, there was approximately $1.1 million of total unrecognized share-based compensation costs related to unvested Career Shares.

Share-Based Compensation
We account for share-based awards exchanged for employee services in accordance with the authoritative accounting guidance for share-based payments. Under the guidance, share-based compensation expense is measured at the grant date, based on the estimated fair value of the award, and is recognized as expense, net of estimated forfeitures, over the employee's requisite service period.

The following table summarizes our share-based compensation costs by award type:

	Year Ended December 31,
(In thousands)	2017	2016	2015
Stock Options	$1,193	$1,974	$2,821
Restricted Stock Units	7,463	8,883	9,909
Performance Stock Units	7,381	3,353	5,135
Career Shares	1,376	1,308	1,399
Total share-based compensation costs	$17,413	$15,518	$19,264

The following table provides classification detail of the total costs related to our share-based employee compensation plans reported in our consolidated statements of operations:

	Year Ended December 31,
(In thousands)	2017	2016	2015
Gaming	$363	$428	$393
Food and beverage	69	82	75
Room	33	39	36
Selling, general and administrative	1,846	2,176	1,996
Corporate expense	15,102	12,793	16,764
Total share-based compensation expense	$17,413	$15,518	$19,264